Discontinued Operations (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 55,070
Disposal Group, Including Discontinued Operation, Contingent Consideration	$ 1,500